Schedule of effective income tax rate reconciliation (Details) (Parenthetical)	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Leases
Federal statutory rate	21.00%	21.00%	21.00%